Intangible Assets (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Intangible Asset
Beginning balance		¥ 701,220	$ 101,667	¥ 1,276,751
Addition				30,073
Amortization		(608,618)	(88,241)	(583,416)	¥ (623,524)
Foreign currency translation difference		41,400	6,002	(22,188)
Ending balance		134,002	$ 19,428	701,220	1,276,751
Impairment charges		¥ 0		¥ 0	¥ 0
Convertible preferred shares
Intangible Asset
Addition	¥ 2,852,000